Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Disclosure of current and deferred portions of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2019	2020	2021
Current income tax expense	1,130	2,784	3,445
Deferred tax benefits	(1,083)	(1,151)	(905)
Income tax expense	47	1,633	2,540

Disclosure of deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset and deferred tax liability balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
Deferred tax assets
Tax losses carried forward (Note (i))	4,365	4,410
Share-based payments	759	931
Temporary difference on deferred income	194	254
Less: Valuation allowance (Note (ii))	(4,365)	(4,410)
	953	1,185
Deferred tax liabilities
Acquired intangible assets	(13,585)	(12,993)
Outside basis difference (Note (iii))	(542)	(356)
Others	(29)	(29)
	(14,156)	(13,378)

Note: (Continued)

(i)Tax loss carryforwards (Continued)

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2017 to 2021 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2020 and 2021.

(ii)Valuation allowance

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Disclosure of operating tax loss carry forwards expiring years

As of December 31, 2021, the Group had tax loss carryforwards of approximately US$21,694, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

2022	4,212
2023	432
2024	871
2025	5,740
2026	9,128
Tax loss with no expiry	1,311
21,694

Disclosure of movement of valuation allowance

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2019	2020	2021
Beginning balance	6,385	5,923	4,365
Additions	801	1,144	2,768
Reversals (Note)	(1,263)	(2,702)	(2,723)
Ending balance	5,923	4,365	4,410

Note:

The reversals comprise tax loss carryforwards which have been utilized to offset taxable income during the years ended December 31, 2019, 2020 and 2021, respectively, and tax loss carryforwards which were expired in 2019, 2020 and 2021.

(iii)Outside basis difference

The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiaries in the PRC of US$2,169 and US$1,422 as of December 31, 2020 and 2021, respectively.

Disclosure of reconciliation between expense of income taxes

Reconciliation between the expense of income taxes computed by applying the statutory tax rates to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2019	2020	2021
Tax benefit calculated at statutory tax rates (Note i)	(2,599)	(3,291)	(3,488)
Effect of differences between statutory tax rates and foreign effective tax rates	1,999	4,513	1,746
Non-taxable other income	(235)	(627)	(348)
Non-deductible expenses (Note ii)	1,338	3,202	4,783
Valuation allowance	(462)	(1,558)	44
Outside basis difference (Note iii)	(62)	(400)	(186)
Additional deduction of research and development expenses (Note iv)	-	(270)	(125)
Others	68	64	114
Income tax expense	47	1,633	2,540

Note:

(i)

The Group’s major operation was conducted out of the PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2019, 2020 and 2021.

(ii)	Non-deductible expenses were mainly related to allowance for credit losses, share-based compensation expenses, fair value losses on derivative liabilities and fair value losses on convertible notes.
(iii)	Outside basis difference is related to undistributed earnings in the Group’s VIE and its subsidiaries in the PRC (Note 23(e)(ii)).
(iv)

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, companies engaged in research and development activities are entitled to claim ranging from 150% to 175% of the research and development expenses so incurred in a period as tax deductible expenses in determining its tax assessable profits for that period. Certain PRC subsidiaries of the Company have applied such additional deduction for the year ended December 31, 2021.